Submission	Jan. 26, 2026
Submission [Line Items]
Central Index Key	0001854919
Registrant Name	Dynamic Alternatives Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A